N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT ACCOUNT 24
Entity Central Index Key	0000811394
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
C000027896 [Member] | C000005723 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return consistent with an aggressively managed diversified portfolio.	[1]
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio	[1]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[1]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC; PGIM Fixed Income; PGIM Limited.	[1]
Current Expenses [Percent]	0.61%	[1]
Average Annual Total Returns, 1 Year [Percent]	(14.70%)	[1]
Average Annual Total Returns, 5 Years [Percent]	4.73%	[1]
Average Annual Total Returns, 10 Years [Percent]	7.80%	[1]
C000027896 [Member] | C000005696 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A high level of income over the long term consistent with the preservation of capital.
Portfolio Company Name [Text Block]	PSF PGIM Government Income Portfolio
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(13.45%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	0.53%

[1]	This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.